9. INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Share capital		$ 2,080	$ 1,938
Profit (loss) of the period/year		5,670	(252)	$ 3,849
Equity		$ 20,112	$ 14,074	$ 8,381	$ 3,553
Associate 1
Disclosure of associates [line items]
Associate name	Refinor
Main activity	Refinery
Share capital	$ 92
Profit (loss) of the period/year	(10)
Equity	$ 980
Direct and indirect participation	28.50%
Associate 2
Disclosure of associates [line items]
Associate name		Oldelval
Main activity		Transport of hydrocarbons
Share capital		$ 110
Profit (loss) of the period/year		216
Equity		$ 657
Direct and indirect participation		23.10%